Capital Management and Financial Risk - Maximum exposure to credit risk (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Capital Management And Financial Risk [Line Item]
Cash and cash equivalents	$ 108,518	$ 131,054	$ 50,915
Trade and other receivables	3,075	1,913
Restricted cash and investments	11,624	11,231
Non-Current Investments, Convertible Debenture	13,000	15,565
Investments-convertible debenture	13,000	15,565
Maximum exposure to credit risk	$ 136,217	$ 159,763